OTHER EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Interest income	$ 429	$ 253	$ 245
Interest expense	(263)	(156)	(159)
Discount fees	(347)	0	0
Other	(120)	(46)	(19)
Other expense	$ (301)	$ 51	$ 67